Supplement dated Jan. 1, 2022 to Prospectuses dated May 1, 2021
Prospectus Form #
Product Name	National	New York
RiverSource ® RAVA 5 Advantage® Variable Annuity (Offered for contract applications signed on or after April 29, 2019)	S-6720 CH (5/21)	S-6725 CH (5/21)
RiverSource ® RAVA 5 ChoiceSM Variable Annuity	S-6710 CH (5/21)	S-6715 CH (5/21)
The information in this supplement updates and amends certain information contained in your current variable annuity product prospectus. Please read it carefully and keep it with your variable annuity contract product prospectus. Except as modified in the supplement, all other terms and information contained in the prospectus remain in effect and unchanged.
This supplement describes changes to certain optional living benefit riders.
Commencing with contract applications signed on or after Jan. 1, 2022, the SecureSource Core 2/ SecureSource Core 2 NY/SecureSource 5/ SecureSource 5 NY/ SecureSource 5 Plus /SecureSource 5 Plus NY riders are no longer available for sale.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S-6720-18 A (01/22)
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